Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.76513%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$832,474.75

Principal:
Principal Collections	$13,870,444.30
Prepayments in Full	$6,474,529.99
Liquidation Proceeds	$117,018.47
Recoveries	$39,866.68
Sub Total	$20,501,859.44
Collections	$21,334,334.19

Purchase Amounts:
Purchase Amounts Related to Principal	$249,473.94
Purchase Amounts Related to Interest	$926.65
Sub Total	$250,400.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,584,734.78

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,584,734.78
Servicing Fee	$307,767.72	$307,767.72	$0.00	$0.00	$21,276,967.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,276,967.06
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,276,967.06
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,276,967.06
Interest - Class A-3 Notes	$147,450.58	$147,450.58	$0.00	$0.00	$21,129,516.48
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$20,976,908.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,976,908.48
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$20,915,997.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,915,997.23
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$20,869,024.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,869,024.23
Regular Principal Payment	$19,406,447.97	$19,406,447.97	$0.00	$0.00	$1,462,576.26
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,462,576.26
Residual Released to Depositor	$0.00	$1,462,576.26	$0.00	$0.00	$0.00
Total		$21,584,734.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,406,447.97
Total					$19,406,447.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,406,447.97	$50.80	$147,450.58	$0.39	$19,553,898.55	$51.19
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$19,406,447.97	$14.74	$407,942.83	$0.31	$19,814,390.80	$15.05

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$133,038,114.84	0.3482673	$113,631,666.87	0.2974651
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$319,368,114.84	0.2425280	$299,961,666.87	0.2277907

Pool Information
Weighted Average APR	2.794%	2.795%
Weighted Average Remaining Term	29.77	28.97
Number of Receivables Outstanding	29,354	28,453
Pool Balance	$369,321,258.24	$348,388,513.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$345,704,597.77	$326,298,149.80
Pool Factor	0.2600308	0.2452925

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$22,090,363.84
Targeted Overcollateralization Amount	$48,426,846.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,426,846.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$221,277.90
(Recoveries)		128	$39,866.68
Net Loss for Current Collection Period			$181,411.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5894%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9151%
Second Prior Collection Period			0.7195%
Prior Collection Period			0.4180%
Current Collection Period			0.6066%
Four Month Average (Current and Prior Three Collection Periods)			0.6648%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,130	$13,636,947.79
(Cumulative Recoveries)			$1,984,788.71
Cumulative Net Loss for All Collection Periods			$11,652,159.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8204%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,356.85
Average Net Loss for Receivables that have experienced a Realized Loss			$3,722.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.19%	494	$7,618,597.14
61-90 Days Delinquent	0.25%	47	$869,163.45
91-120 Days Delinquent	0.05%	9	$175,972.51
Over 120 Days Delinquent	0.19%	41	$644,957.11
Total Delinquent Receivables	2.67%	591	$9,308,690.21

Repossession Inventory:
Repossessed in the Current Collection Period		21	$367,845.74
Total Repossessed Inventory		38	$637,500.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2616%
Prior Collection Period			0.2623%
Current Collection Period			0.3409%
Three Month Average			0.2883%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4851%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer